Annual Total Returns- JPMorgan Hedged Equity Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Hedged Equity Fund - Class A	2014	2015	2016	2017	2018	2019	2020
Total	9.62%	(1.43%)	9.58%	12.70%	(0.71%)	13.31%	14.10%